Commitments and Contingencies, legal accruals and unasserted claims (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Loss Contingency, Estimate
Accrual for legal proceedings and unasserted claims	$ 0.5	$ 0.4